Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000212508
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%	7.20%	5.48%
C000009628
Average Annual Return [Line Items]
Average Annual Return, Percent	2.32%	7.04%	5.39%
C000144329
Average Annual Return [Line Items]
Average Annual Return, Percent	5.93%	3.46%	3.20%
C000144330
Average Annual Return [Line Items]
Average Annual Return, Percent	5.75%	3.37%	3.04%
C000144331
Average Annual Return [Line Items]
Average Annual Return, Percent	0.72%	15.17%	8.79%
C000009625
Average Annual Return [Line Items]
Average Annual Return, Percent	0.55%	14.99%	8.58%
C000144332
Average Annual Return [Line Items]
Average Annual Return, Percent	7.12%	14.50%	6.07%
C000009627
Average Annual Return [Line Items]
Average Annual Return, Percent	6.86%	14.29%	5.83%
C000040696
Average Annual Return [Line Items]
Average Annual Return, Percent	2.07%	0.78%	1.04%
C000023365
Average Annual Return [Line Items]
Average Annual Return, Percent	6.95%	9.10%	5.09%
C000103219
Average Annual Return [Line Items]
Average Annual Return, Percent	6.27%	8.43%	4.49%
C000009629
Average Annual Return [Line Items]
Average Annual Return, Percent	6.19%	3.46%	2.47%
C000103218
Average Annual Return [Line Items]
Average Annual Return, Percent	6.02%	3.36%	2.31%
C000009630
Average Annual Return [Line Items]
Average Annual Return, Percent	4.78%	2.46%	1.81%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.82%	18.45%	12.17%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.82%	18.45%	12.17%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	18.17%	11.79%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	18.17%	11.79%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.22%	1.07%	2.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	18.17%	11.79%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	18.17%	11.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.82%	6.07%	4.80%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.82%	6.07%	4.80%
Bloomberg 5-Year Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.47%	1.30%	1.69%
Bloomberg 1-3 Year U.S. Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.61%	1.49%	1.71%
Bloomberg 1-3 Year U.S. Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.61%	1.49%	1.71%
ICE BofA U.S. 6-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.12%	2.59%	2.01%